Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge2
Average Annual Return, Percent		12.09%	6.36%	5.88%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge
Average Annual Return, Percent		15.60%	6.63%	5.67%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
Average Annual Return, Percent		17.86%	7.71%	6.74%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent		17.16%	7.17%	6.20%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z2
Average Annual Return, Percent		17.80%	7.71%	6.73%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		17.37%	7.34%	6.36%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		16.60%	6.63%	5.67%
Class A | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class C | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class I | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class R | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class Z | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class A | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark1
Average Annual Return, Percent		18.72%	7.13%	6.37%
Class C | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark1
Average Annual Return, Percent		18.72%	7.13%	6.37%
Class I | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark1
Average Annual Return, Percent		18.72%	7.13%	6.37%
Class R | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark1
Average Annual Return, Percent		18.72%	7.13%	6.37%
Class Z | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark1
Average Annual Return, Percent		18.72%	7.13%	6.37%